(Loss) income per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Disclosure of earnings per share [Table Text Block]
	Year ended December 31,
	2025	2024
Net (loss) income for the year attributable to common shareholders	$(29,290)	$6,118

Number of shares
Weighted average number of ordinary shares ‐ basic	258,375,097	250,651,506
Effect of dilutive stock options	‐	5,120,572
Weighted average number of ordinary shares - diluted	258,375,097	255,772,078